Investment Strategy - Amplify Energy & Natural Resources Covered Call ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Index is designed to measure the performance of a covered call strategy applied to the constituents of the VettaFi Energy and Natural Resources Dividend Income Index (the “Parent Index”). The Index seeks to generate high income through investment exposure to the underlying equity securities that comprise the Parent Index (“Equity Securities”) and by employing a “covered call” option strategy that references the Equity Securities, as further described below. In accordance with the Index, the Fund seeks to participate in a portion of the gains experienced by the Equity Securities and will seek to vary its option selling each month to a level sufficient to generate 0.50% monthly (6% annualized) option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the monthly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given investment period. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the monthly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. The Fund expects to make distributions from Equity Securities dividends and the income generated from its call writing strategy on a monthly basis; however, there is no guarantee that the Fund will make a distribution in any given period. The Target Option Premium is not a projection or guarantee of the Fund’s future performance or total return. The Fund will seek to achieve a target income level of at least 10% per annum, through a combination of dividends received from Equity Securities and the Target Option Premium generated by its covered call strategy; although there is no guarantee that the targeted income level will be achieved in any given investment period.

The Fund’s investment sub-adviser, Tidal Investments LLC (“Tidal,” or the “Sub-Adviser”) manages the investment of the Fund’s assets. The index provider is VettaFi LLC (“VettaFi” or the “Index Provider”). The Index Provider is not affiliated with the Fund, the Fund’s investment adviser, Amplify Investments LLC (the “Adviser”), or the Sub-Adviser.

Equity Securities of Parent Index

The Parent Index is a gross total return index that seeks to provide investment exposure to dividend-paying equity securities of companies (including master limited partnerships) operating primarily in the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels); chemicals; agriculture; precious and industrial metals & mining; paper products; and timber. The initial universe of eligible securities is comprised of dividend-paying common stocks or American depositary receipts (“ADRs”). To be included in the Parent Index, companies must:

•       derive more than 50% of their revenues in one of the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber;

•       have a market capitalization of at least $1 billion and a dividend being paid in the next 90 days;

•       have an average daily traded value of at least $2 million over the last six months; and

•       have an indicated dividend yield of at least 5% annually, however, the Index lowers the minimum dividend yield requirements in order to ensure 30 total companies, including a minimum of 4 non-energy companies, are included in the Index.

Securities that meet the above screens are selected as constituents of the Parent Index and the Index will invest in all eligible constituents of the Parent Index. Constituents are weighted according to their indicated dividend yield. To avoid undue concentration, the initial weights of constituents are capped at a maximum weight of 5% at the time of rebalance. Energy companies cannot exceed 80% at each rebalance. Master limited partnerships cannot exceed 20% at each rebalance.

The Parent Index is ordinarily comprised of 30-60 constituents. As of September 30, 2025 the Parent Index is comprised of 43 constituents. As of the date of this prospectus, the Fund has significant exposure to the energy sector.

Covered Call Strategy

In accordance with the Index, which employs a covered call option strategy, the Fund will seek to generate consistent income by replicating the Index’s methodology of writing (selling) U.S. exchange-traded covered call options on the Equity Securities. A “covered call” is an options trading strategy where an investor sells (writes) a call option on a stock they already own, essentially giving someone else the right to buy their shares at a set price (strike price) within a specific time frame, in exchange for receiving a premium upfront. Consistent with the Index’s methodology, the Fund expects to write covered call options on each of its portfolio holdings, but such call writing may be reduced under certain market circumstances.

Consistent with the Index methodology, the Fund seeks to generate the Target Option Premium by selling call option contracts with expiration dates of approximately one month or less. The Fund primarily sells call option contracts that are above the then-current value of the Equity Securities, as specified by the Index methodology. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Index includes a maximum coverage ratio of 80%, which means that the Fund will not write call option contracts on more than 80% of the notional value of its Equity Securities exposure at any time.

The Fund will sell call options that reference the Equity Securities, which will give the holder (buyer) of the call option the right, but not the obligation, to purchase the specific holding at the strike price from the Fund, in exchange for a premium received. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the portfolio holding beyond the predetermined strike price in exchange for the premium income received, consistent with the Index’s covered call strategy. While the Fund seeks to generate the Target Option Premium specified by the Index, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. The amount of premium the Fund receives for writing options is directly related to the value of the underlying assets, as represented by the Fund’s NAV. When the Fund’s NAV is higher, the notional value of the options sold is greater, which generally results in higher option premiums. Conversely, when the Fund’s NAV is lower, the notional value of the options is reduced, resulting in lower premiums received. The Target Option Premium is calculated based upon the NAV of the Fund at the time the monthly option contracts are entered into and assumes the NAV will remain constant over a one-year period. However, the Fund’s NAV is expected to fluctuate over time due to market conditions, volatility and other factors. Accordingly, the actual option premium received by the Fund over the course of any year may be greater or less than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less for that time period. As a result, the amount of distributions paid to shareholders may vary from year to year, depending on the actual option premium received by the Fund. The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund expects that distributions will be comprised primarily of amounts attributable to the Target Option Premium and dividends received from Equity Securities investments.

The Fund will utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”), as permitted by the Index methodology. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. Consistent with the Index, the Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

The Index is reconstituted and rebalanced on the third Friday of each month after the market close.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index.